Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 5,066,546	$ 652,258	$ 2,197,063
Addition	1,197,330	154,142	2,908,913
Written off			(39,430)
Ending balance	$ 6,263,876	$ 806,400	$ 5,066,546